Segments - Summary of Operating Segments (Detail) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2022 MXN ($)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)		Dec. 31, 2020 MXN ($)		Dec. 31, 2022 USD ($)
Disclosure of Operating Segments [Line Items]
External revenues		$ 844,501,397			$ 830,687,452		$ 815,399,087
Total revenues		844,501,397		$ 43,499	830,687,452	[1]	815,399,087	[1]
Depreciation and amortization		158,633,786		8,171	156,302,992	[1]	154,215,420	[1]
Operating income		170,870,752			167,556,250		148,812,807
Interest income		4,823,579		248	3,834,150	[1]	5,060,636	[1]
Interest expense		41,258,803		2,125	35,738,305	[1]	38,165,205	[1]
Income tax		46,044,089		2,372	32,717,477	[1]	13,178,171	[1]
Equity interest in net result of associated companies		(1,811,432)			113,918		(287,006)
Net profit (loss) attributable to equity holders of the parent continues operations		82,878,406		4,269	68,187,225	[1]	35,264,826	[1]
Net profit (loss) attributable to equity holders of the parent discontinued operations		(6,719,015)		$ (346)	124,235,942	[1]	11,587,779	[1]
Net profit (loss) attributable to equity holders of the parent		76,159,391			192,423,167		46,852,605
Assets by segment		1,618,099,344			1,689,649,849		1,625,048,227		$ 83,347
Plant, property and equipment, net		618,872,491			633,024,004		615,777,003
Revalued of assets		38,353,719			98,172,675		107,152,628
Goodwill		141,121,365			136,578,194		143,052,859		7,269
Trademarks, net		3,014,557			3,292,163		3,777,418
Licenses and rights, net		107,795,187			123,286,860		111,630,716
Investments in associated companies		23,975,462			3,052,481		1,829,760
Liabilities by segments		1,180,270,071			1,235,608,123		1,309,930,609		$ 60,794
Mexico [member]
Disclosure of Operating Segments [Line Items]
Net profit (loss) attributable to equity holders of the parent continues operations		63,711,537			34,195,093		3,613,907
Telmex [member]
Disclosure of Operating Segments [Line Items]
Net profit (loss) attributable to equity holders of the parent continues operations		(373,036)			4,594,450		(1,085,038)
Brazil [member]
Disclosure of Operating Segments [Line Items]
Net profit (loss) attributable to equity holders of the parent continues operations		10,254,969			14,185,905		4,963,424
Southern Cone [member]
Disclosure of Operating Segments [Line Items]
Net profit (loss) attributable to equity holders of the parent continues operations		(1,157,911)	[2]		(2,804,630)	[3]	4,909,164	[3]
Colombia [member]
Disclosure of Operating Segments [Line Items]
Net profit (loss) attributable to equity holders of the parent continues operations		6,486,771			5,959,563		16,579,303
Andean [member]
Disclosure of Operating Segments [Line Items]
Net profit (loss) attributable to equity holders of the parent continues operations		6,122,291			4,180,473		4,649,047
Central America [member]
Disclosure of Operating Segments [Line Items]
Net profit (loss) attributable to equity holders of the parent continues operations		5,059,038	[4]		4,746,847	[5]	3,922,577	[5]
U.S.A [member]
Disclosure of Operating Segments [Line Items]
Assets by segment	[6]						35,083,285
Plant, property and equipment, net	[6]						1,761,595
Goodwill	[6]						3,362,899
Trademarks, net	[6]						269,325
Liabilities by segments	[6]						33,141,315
Caribbean [member]
Disclosure of Operating Segments [Line Items]
Net profit (loss) attributable to equity holders of the parent continues operations		6,649,004			5,151,166		3,294,111
Europe [member]
Disclosure of Operating Segments [Line Items]
Net profit (loss) attributable to equity holders of the parent continues operations		11,795,662			8,313,018		7,777,426
Operating segments [member] | Mexico [member]
Disclosure of Operating Segments [Line Items]
External revenues		236,608,249			225,219,719		214,578,600
Intersegment revenues		9,290,955			18,041,465		17,663,525
Total revenues		245,899,204			243,261,184		232,242,125
Depreciation and amortization		26,383,113			25,797,791		24,748,756
Operating income		76,708,954			77,783,972		70,851,525
Interest income		18,336,415			14,864,242		21,322,406
Interest expense		24,909,724			24,586,641		30,936,195
Income tax		30,642,242			25,002,390		4,905,863
Equity interest in net result of associated companies		(1,821,608)			85,648		(3,820)
Net profit (loss) attributable to equity holders of the parent		63,711,537			34,195,093		3,613,907
Assets by segment		1,042,849,460			999,502,407		947,396,510
Plant, property and equipment, net		49,677,868			50,420,866		52,117,395
Goodwill		26,481,707			26,965,618		26,949,185
Trademarks, net		110,397			90,673		126,823
Licenses and rights, net		10,559,914			11,081,972		12,017,318
Investments in associated companies		24,656,295			4,725,279		51,645
Liabilities by segments		621,482,350			679,954,783		725,408,198
Operating segments [member] | Telmex [member]
Disclosure of Operating Segments [Line Items]
External revenues		83,046,967			87,189,642		77,920,910
Intersegment revenues		16,937,889			15,237,420		13,668,264
Total revenues		99,984,856			102,427,062		91,589,174
Depreciation and amortization		13,171,616			12,740,332		13,341,479
Operating income		16,172,472			21,100,316		11,204,433
Interest income		925,158			758,126		1,479,021
Interest expense		3,342,459			1,385,103		1,306,867
Income tax		2,767,673			2,496,010		577,178
Equity interest in net result of associated companies		31,000			44,525		23,955
Net profit (loss) attributable to equity holders of the parent		(373,036)			4,594,450		(1,085,038)
Assets by segment		215,543,807			195,869,232		203,081,314
Plant, property and equipment, net		134,928,482			118,056,718		110,751,083
Goodwill		215,381			215,381		215,381
Trademarks, net		118,634			149,865		181,094
Licenses and rights, net		106,659			129,233		100,623
Investments in associated companies		550,493			522,403		613,449
Liabilities by segments		204,294,033			176,177,522		193,840,756
Operating segments [member] | Brazil [member]
Disclosure of Operating Segments [Line Items]
External revenues		165,804,342			148,729,232		163,865,421
Intersegment revenues		5,075,716			4,044,386		4,207,466
Total revenues		170,880,058			152,773,618		168,072,887
Depreciation and amortization		43,422,821			40,342,871		41,795,397
Operating income		26,665,816			21,867,457		25,203,504
Interest income		2,679,103			2,104,574		2,904,430
Interest expense		23,411,387			15,875,138		17,976,227
Income tax		454,205			(9,603,701)		(4,442,598)
Equity interest in net result of associated companies		20,864			4,575		(2,972)
Net profit (loss) attributable to equity holders of the parent		10,254,969			14,185,905		4,963,424
Assets by segment		407,802,373			407,458,440		386,982,711
Plant, property and equipment, net		159,382,793			153,607,199		145,307,497
Revalued of assets		0			33,004,669		36,076,207
Goodwill		31,085,202			15,335,322		16,048,092
Licenses and rights, net		37,638,695			39,620,009		26,171,345
Investments in associated companies		22,708			65,699		64,125
Liabilities by segments		297,234,805			273,655,967		263,989,566
Operating segments [member] | Southern Cone [member]
Disclosure of Operating Segments [Line Items]
External revenues		38,820,073	[2]		40,244,826	[3]	34,426,863	[3]
Intersegment revenues		(95,105)	[2]		(699,479)	[3]	1,220,100	[3]
Total revenues		38,724,968	[2]		39,545,347	[3]	35,646,963	[3]
Depreciation and amortization		10,807,072	[2]		9,585,858	[3]	7,199,898	[3]
Operating income		1,796,672	[2]		2,968,702	[3]	3,238,167	[3]
Interest income		719,851	[2]		820,449	[3]	979,181	[3]
Interest expense		2,573,356	[2]		2,790,000	[3]	2,955,339	[3]
Income tax		(160,199)	[2]		782,844	[3]	676,444	[3]
Equity interest in net result of associated companies		(2,198)	[2]		(19,073)	[3]	(15,422)	[3]
Net profit (loss) attributable to equity holders of the parent		(1,157,911)	[2]		(2,804,630)	[3]	4,909,164	[3]
Assets by segment		87,971,767	[2]		135,862,040	[3]	118,266,380	[3]
Plant, property and equipment, net		42,674,620	[2]		64,864,986	[3]	62,157,797	[3]
Revalued of assets		0	[2]		6,159,077	[3]	7,494,408	[3]
Goodwill		199,984	[2]		5,191,841	[3]	5,436,675	[3]
Licenses and rights, net		12,965,021	[2]		13,791,003	[3]	12,099,873	[3]
Investments in associated companies		(19,866)	[2]		(34,401)	[3]	(20,970)	[3]
Liabilities by segments		54,393,204	[2]		72,702,285	[3]	61,786,265	[3]
Operating segments [member] | Colombia [member]
Disclosure of Operating Segments [Line Items]
External revenues		70,925,374			79,312,071		77,282,658
Intersegment revenues		374,225			360,638		352,694
Total revenues		71,299,599			79,672,709		77,635,352
Depreciation and amortization		13,085,226			15,067,211		14,413,760
Operating income		14,170,936			15,165,356		15,111,947
Interest income		624,304			431,314		822,447
Interest expense		2,699,010			2,240,707		2,586,708
Income tax		2,286,809			3,112,946		2,078,789
Net profit (loss) attributable to equity holders of the parent		6,486,771			5,959,563		16,579,303
Assets by segment		104,769,670			133,232,525		132,210,369
Plant, property and equipment, net		44,999,710			48,888,907		48,876,853
Revalued of assets		7,700,459			10,266,464		12,893,284
Goodwill		8,495,090			11,685,585		12,253,743
Licenses and rights, net		8,068,013			11,384,533		12,363,039
Investments in associated companies		0			351		395
Liabilities by segments		57,393,854			65,631,866		63,610,642
Operating segments [member] | Andean [member]
Disclosure of Operating Segments [Line Items]
External revenues		55,426,258			52,888,323		53,846,358
Intersegment revenues		72,142			73,828		88,305
Total revenues		55,498,400			52,962,151		53,934,663
Depreciation and amortization		10,698,869			11,211,523		11,447,356
Operating income		8,262,395			7,457,802		8,698,645
Interest income		906,176			833,540		1,049,261
Interest expense		860,572			1,213,421		2,223,478
Income tax		2,870,743			2,375,281		3,115,693
Net profit (loss) attributable to equity holders of the parent		6,122,291			4,180,473		4,649,047
Assets by segment		85,782,831			95,719,937		101,717,708
Plant, property and equipment, net		33,480,299			34,395,339		36,102,261
Revalued of assets		5,938,449			8,389,460		9,500,708
Goodwill		4,678,851			4,688,154		4,866,363
Licenses and rights, net		4,271,910			5,502,139		6,870,531
Liabilities by segments		36,223,727			44,676,727		53,379,366
Operating segments [member] | Central America [member]
Disclosure of Operating Segments [Line Items]
External revenues		47,054,127	[4]		45,406,174	[5]	44,823,244	[5]
Intersegment revenues		160,459	[4]		62,764	[5]	(129,419)	[5]
Total revenues		47,214,586	[4]		45,468,938	[5]	44,693,825	[5]
Depreciation and amortization		11,178,361	[4]		10,830,440	[5]	11,784,026	[5]
Operating income		7,540,132	[4]		8,700,382	[5]	5,844,137	[5]
Interest income		431,741	[4]		269,379	[5]	1,130,767	[5]
Interest expense		1,033,792	[4]		1,061,526	[5]	1,419,010	[5]
Income tax		1,708,728	[4]		2,940,404	[5]	1,504,240	[5]
Net profit (loss) attributable to equity holders of the parent		5,059,038	[4]		4,746,847	[5]	3,922,577	[5]
Assets by segment		96,321,649	[4]		101,725,955	[5]	88,690,683	[5]
Plant, property and equipment, net		41,312,113	[4]		42,407,727	[5]	37,855,227	[5]
Revalued of assets		0	[4]		9,113,632	[5]	7,059,247	[5]
Goodwill		6,312,511	[4]		6,002,380	[5]	6,345,659	[5]
Licenses and rights, net		3,599,560	[4]		5,220,437	[5]	5,427,857	[5]
Investments in associated companies		23,896	[4]		26,348	[5]	25,413	[5]
Liabilities by segments		42,725,447	[4]		42,823,861	[5]	34,252,511	[5]
Operating segments [member] | Caribbean [member]
Disclosure of Operating Segments [Line Items]
External revenues		40,859,951			37,858,979		37,182,842
Intersegment revenues		1,854,029			2,069,648		1,440,983
Total revenues		42,713,980			39,928,627		38,623,825
Depreciation and amortization		7,133,908			6,987,129		7,094,331
Operating income		10,284,834			8,661,475		6,701,086
Interest income		701,794			701,785		1,105,420
Interest expense		1,152,370			1,066,733		1,658,619
Income tax		2,432,392			2,171,594		2,524,214
Net profit (loss) attributable to equity holders of the parent		6,649,004			5,151,166		3,294,111
Assets by segment		101,143,182			102,949,901		109,914,293
Plant, property and equipment, net		40,606,623			41,601,009		39,128,447
Revalued of assets		1,434,188			2,564,149		2,572,504
Goodwill		14,186,723			14,186,723		14,186,723
Trademarks, net		220,350			229,000		219,087
Licenses and rights, net		10,124,134			10,847,685		8,616,880
Liabilities by segments		48,434,551			53,885,848		60,839,340
Operating segments [member] | Europe [member]
Disclosure of Operating Segments [Line Items]
External revenues		105,956,056			113,838,486		111,472,191
Total revenues		105,956,056			113,838,486		111,472,191
Depreciation and amortization		22,761,938			27,469,463		25,593,204
Operating income		16,155,520			13,421,147		13,159,865
Interest income		229,958			116,031		90,746
Interest expense		1,281,857			2,414,415		2,546,255
Income tax		3,151,281			3,438,161		2,234,065
Equity interest in net result of associated companies		(39,490)			(1,757)		(288,747)
Net profit (loss) attributable to equity holders of the parent		11,795,662			8,313,018		7,777,426
Assets by segment		154,774,150			210,944,575		239,583,759
Plant, property and equipment, net		72,272,633			79,764,422		82,595,077
Revalued of assets		23,280,623			28,675,224		31,556,270
Goodwill		49,465,916			52,307,190		53,388,139
Trademarks, net		2,565,176			2,822,625		2,981,089
Licenses and rights, net		20,461,281			25,709,849		27,963,250
Investments in associated companies		2,058
Liabilities by segments		97,527,392			134,357,142		138,747,621
Eliminations [member]
Disclosure of Operating Segments [Line Items]
Intersegment revenues		(33,670,310)			(39,190,670)		(38,511,918)
Total revenues		(33,670,310)			(39,190,670)		(38,511,918)
Depreciation and amortization		(9,138)			(3,729,626)		(3,202,787)
Operating income		(6,886,979)			(9,570,359)		(11,200,502)
Interest income		(20,730,921)			(17,065,290)		(25,823,043)
Interest expense		(20,005,724)			(16,895,379)		(25,443,493)
Income tax		(109,785)			1,548		4,283
Net profit (loss) attributable to equity holders of the parent continues operations		(25,669,919)			(10,334,660)		(13,359,095)
Net profit (loss) attributable to equity holders of the parent		(25,669,919)			(10,334,660)		(13,359,095)
Assets by segment		(678,859,545)			(693,615,163)		(737,878,785)
Plant, property and equipment, net		(462,650)			(983,169)		(876,229)
Investments in associated companies		(1,260,122)			(2,253,198)		1,095,703
Liabilities by segments		$ (279,439,292)			$ (308,257,878)		$ (319,064,971)

[1]	Restated for discontinued operations
[2]	Discontinued operations (Claro Chile, SpA joint venture)
[3]	Restated for discontinued operations (Claro Chile, SpA joint venture)
[4]	Discontinued operations (Panama disposal)
[5]	Restated for discontinued operations (Panama disposal)
[6]	Restated for discontinued operations (TracFone disposal)